Financial risk management: Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue From Regulated Services
Borrowings, adjustment to interest rate basis	1.25%	1.25%
Closing foreign exchange rate	19.65	18.86
Foreign exchange gain (loss)	$ 150,400	$ 41,100
Receivables due from related parties	284	$ 809
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 128,000
Percentage of increase decrease in foreign exchange rate	5.00%	5.00%
Cancun Airport Services, S. A. de C. V.
Revenue From Regulated Services
Percentage of entity's revenue	55.02%	51.07%
Grupo Mexicana
Revenue From Regulated Services
Receivables due from related parties	$ 128,000